Schedule of Fair Value of Instruments Issued in Offering (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Net proceeds	$ 6,290,213
Common Stock [Member]
Net proceeds	72,108
PreFunded Warrants [Member]
Net proceeds	2,398,831
Common Stock Warrants [Member]
Net proceeds	$ 3,819,274